ACCRUED EXPENSES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accrued Liabilities, Current [Abstract]
Schedule of accrued expenses	Our accrued expenses consist of:

	September 30, 2017	December 31, 2016
Accrued consulting fees	$—	$45,000
Accrued interest expense	—	5,875
Accrued payroll taxes	38,244	—
	$38,244	$50,875

	December 31,
	2016	2015
Accrued consulting fees	$45,000	$110,000
Accrued wages and related expenses	—	629,780
Accrued interest expense	10,264	101,185
Accrued other expenses	—	87,568
Total accrued expenses	$55,264	$928,533